Acquisitions of Subsidiaries - Schedule of Reserves Arising on Acquisition (Details) $ in Thousands	Apr. 30, 2023 USD ($)
Schedule of Reserves Arising on Acquisition [Abstract]
Consideration transferred	$ 266,647
Plus: non-controlling interests of WME Assets	(336)
Plus: non-controlling interests of WME Assets’ subsidiaries	5,361
Less: recognized amounts of net assets acquired	3,159
Reserves arising on acquisition	$ 274,831